CONSOLIDATED QUARTERLY RESULTS - UNAUDITED (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
CONSOLIDATED QUARTERLY RESULTS - UNAUDITED
Premiums and policy fees	$ 720,233	$ 696,978	$ 716,586	$ 666,343	$ 677,116	$ 640,265	$ 679,241	$ 628,772	$ 2,800,140		$ 2,625,394		$ 2,689,699
Reinsurance ceded	(371,652)	(326,967)	(364,248)	(331,808)	(388,742)	(334,040)	(379,729)	(305,829)	(1,394,675)		(1,408,340)		(1,527,053)
Net of reinsurance ceded	348,581	370,011	352,338	334,535	288,374	306,225	299,512	322,943	1,405,465		1,217,054		1,162,646
Net investment income	464,719	462,926	448,785	444,213	419,631	429,548	422,500	411,997	1,820,643		1,683,676		1,665,036
Realized investment gains (losses)	1,077	30,585	14,437	(13,877)	21,493	9,138	(68,982)	12,958	32,222		(25,393)		(57,804)
Other income	72,520	75,859	87,224	72,209	61,284	58,190	59,072	43,872	307,812		222,418		298,148
Total revenues	886,897	939,381	902,784	837,080	790,782	803,101	712,102	791,770	3,566,142		3,097,755		3,068,026
Total benefits and expenses	764,260	817,095	767,945	746,366	670,405	718,852	672,949	700,777	3,095,666		2,762,983		2,685,841
Income before income tax	122,637	122,286	134,839	90,714	120,377	84,249	39,153	90,993	470,476		334,772		382,185
Income tax expense	36,603	39,429	46,920	31,887	39,162	28,564	14,248	27,929	154,839		109,903		133,048
Net income	86,034	82,857	87,919	58,827	81,215	55,685	24,905	63,064	315,637		224,869		249,137
Less: Net income (loss) attributable to noncontrolling interests			296	(51)	(168)	(77)	(127)	(73)	245		(445)
Net income available to PLC's common shareowners (1)	$ 86,034	$ 82,857	$ 87,623	$ 58,878	$ 81,383	$ 55,762	$ 25,032	$ 63,137	$ 315,392	[1]	$ 225,314	[1]	$ 249,137	[1]
Net income available to PLC's common shareowners - basic (in dollars per share)	$ 1.03	$ 0.98	$ 1.01	$ 0.68	$ 0.94	$ 0.64	$ 0.29	$ 0.73	$ 3.70		$ 2.60		$ 3.10
Average shares outstanding - basic	83,205,456	84,722,232	86,346,216	86,603,228	86,600,622	86,603,569	86,562,379	86,500,199	85,208,612		86,567,069		80,488,694
Net income available to PLC's common shareowners - diluted (in dollars per share)	$ 1.02	$ 0.96	$ 1.00	$ 0.67	$ 0.93	$ 0.64	$ 0.29	$ 0.72	$ 3.65		$ 2.57		$ 3.07
Average shares outstanding - diluted	84,464,572	86,004,571	87,653,731	87,820,085	87,781,602	87,701,592	87,666,035	87,551,386	86,475,229		87,675,857		81,249,265

[1]	Protective Life Corporation ("PLC")